Financial Instruments - Provision Matrix (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jul. 01, 2021	Jun. 30, 2021	Jul. 01, 2020	Jun. 30, 2020
Financial instruments
Financial assets				$ 432	$ 220
Accumulated impairment
Financial instruments
Financial assets	$ 2,281		$ 1,096
0 to 30 days
Financial instruments
Default rate (in percent)	2.02%		1.80%	1.68%
Financial assets				$ 115
0 to 30 days | Accumulated impairment
Financial instruments
Financial assets	$ 259		$ 211
31 to 90 days
Financial instruments
Default rate (in percent)	7.79%		16.81%	5.39%
Financial assets				$ 73
31 to 90 days | Accumulated impairment
Financial instruments
Financial assets	$ 198		$ 468
Greater than 90 days
Financial instruments
Default rate (in percent)	61.29%		30.76%	49.58%
Financial assets				$ 244
Greater than 90 days | Accumulated impairment
Financial instruments
Financial assets	$ 1,824		$ 417
Trade receivables
Financial instruments
Financial assets				8,676
Trade receivables | Gross carrying amount
Financial instruments
Financial assets	18,326		15,830
Trade receivables | Accumulated impairment
Financial instruments
Financial assets	2,281	$ 1,096	1,096	432
Trade receivables | 0 to 30 days
Financial instruments
Financial assets				6,834
Trade receivables | 0 to 30 days | Gross carrying amount
Financial instruments
Financial assets	12,809		11,692
Trade receivables | 31 to 90 days
Financial instruments
Financial assets				1,349
Trade receivables | 31 to 90 days | Gross carrying amount
Financial instruments
Financial assets	2,541		2,787
Trade receivables | Greater than 90 days
Financial instruments
Financial assets				$ 493
Trade receivables | Greater than 90 days | Gross carrying amount
Financial instruments
Financial assets	$ 2,976		$ 1,351